Quarterly Holdings Report
for
Fidelity Freedom® Blend 2010 Fund
December 31, 2021
FBF-Y10-NPRT3-0322
1.9892462.103
Domestic Equity Funds - 15.6%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	165,168	2,717,019
Fidelity Series Commodity Strategy Fund (a)	444,563	1,818,261
Fidelity Series Large Cap Growth Index Fund (a)	88,972	1,721,599
Fidelity Series Large Cap Stock Fund (a)	100,823	1,914,634
Fidelity Series Large Cap Value Index Fund (a)	235,502	3,664,413
Fidelity Series Small Cap Opportunities Fund (a)	61,476	917,221
Fidelity Series Value Discovery Fund (a)	81,812	1,355,627
TOTAL DOMESTIC EQUITY FUNDS (Cost $11,402,835)		14,108,774

International Equity Funds - 18.4%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	71,549	1,039,610
Fidelity Series Emerging Markets Fund (a)	65,272	686,008
Fidelity Series Emerging Markets Opportunities Fund (a)	293,447	6,168,264
Fidelity Series International Growth Fund (a)	122,563	2,343,406
Fidelity Series International Index Fund (a)	80,321	983,928
Fidelity Series International Small Cap Fund (a)	38,419	821,780
Fidelity Series International Value Fund (a)	209,913	2,344,724
Fidelity Series Overseas Fund (a)	162,711	2,343,045
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $14,302,306)		16,730,765

Bond Funds - 54.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	573,764	5,766,331
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	230,695	2,336,943
Fidelity Series Corporate Bond Fund (a)	596,658	6,569,208
Fidelity Series Emerging Markets Debt Fund (a)	52,462	475,835
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	16,853	159,096
Fidelity Series Floating Rate High Income Fund (a)	9,787	90,626
Fidelity Series Government Bond Index Fund (a)	827,396	8,753,851
Fidelity Series High Income Fund (a)	60,736	579,421
Fidelity Series Inflation-Protected Bond Index Fund (a)	339,989	3,597,079
Fidelity Series International Developed Markets Bond Index Fund (a)	178,894	1,758,529
Fidelity Series Investment Grade Bond Fund (a)	803,636	9,338,245
Fidelity Series Investment Grade Securitized Fund (a)	628,466	6,466,916
Fidelity Series Long-Term Treasury Bond Index Fund (a)	330,743	2,817,934
Fidelity Series Real Estate Income Fund (a)	29,341	344,173
TOTAL BOND FUNDS (Cost $48,372,783)		49,054,187

Short-Term Funds - 11.9%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (b)	348	348
Fidelity Series Government Money Market Fund 0.08% (a)(c)	2,123,628	2,123,628
Fidelity Series Short-Term Credit Fund (a)	227,555	2,280,101
Fidelity Series Treasury Bill Index Fund (a)	637,079	6,370,793
TOTAL SHORT-TERM FUNDS (Cost $10,770,633)		10,774,870

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $84,848,557)	90,668,596
NET OTHER ASSETS (LIABILITIES) - 0.0%	470
NET ASSETS - 100.0%	90,669,066

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	49	100,348	100,049	-	-	-	348	0.0%
Total	49	100,348	100,049	-	-	-	348

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	6,004,206	228,916	37,221	(415)	(8,544)	5,766,331
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	2,428,812	108,772	15,853	(659)	17,562	2,336,943
Fidelity Series Blue Chip Growth Fund	2,620,975	1,423,885	1,229,701	574,688	74,243	(172,383)	2,717,019
Fidelity Series Canada Fund	704,113	405,559	174,989	22,676	5,444	99,483	1,039,610
Fidelity Series Commodity Strategy Fund	2,243,914	1,266,319	1,346,745	752,595	(121,810)	(223,417)	1,818,261
Fidelity Series Corporate Bond Fund	5,953,279	1,677,456	1,147,548	139,895	(2,912)	88,933	6,569,208
Fidelity Series Emerging Markets Debt Fund	442,073	121,187	85,035	16,193	(1,214)	(1,176)	475,835
Fidelity Series Emerging Markets Debt Local Currency Fund	147,754	47,287	25,681	6,138	(450)	(9,814)	159,096
Fidelity Series Emerging Markets Fund	711,666	250,243	206,828	22,133	10,442	(79,515)	686,008
Fidelity Series Emerging Markets Opportunities Fund	6,398,084	2,932,768	1,987,094	706,852	124,540	(1,300,034)	6,168,264
Fidelity Series Floating Rate High Income Fund	89,055	25,381	24,487	3,134	(12)	689	90,626
Fidelity Series Government Bond Index Fund	7,340,181	2,385,183	1,045,610	64,684	(5,930)	80,027	8,753,851
Fidelity Series Government Money Market Fund 0.08%	4,478,499	688,137	3,043,008	1,788	-	-	2,123,628
Fidelity Series High Income Fund	513,041	142,560	84,700	23,196	(217)	8,737	579,421
Fidelity Series Inflation-Protected Bond Index Fund	7,854,184	1,996,225	6,370,374	300,867	369,621	(252,577)	3,597,079
Fidelity Series International Developed Markets Bond Index Fund	-	1,840,780	73,042	1,140	(559)	(8,650)	1,758,529
Fidelity Series International Growth Fund	1,731,600	1,047,513	531,970	184,052	11,362	84,901	2,343,406
Fidelity Series International Index Fund	722,922	417,950	189,794	24,396	3,807	29,043	983,928
Fidelity Series International Small Cap Fund	624,488	312,141	129,160	95,840	4,271	10,040	821,780
Fidelity Series International Value Fund	1,729,670	1,064,223	493,977	115,459	6,112	38,696	2,344,724
Fidelity Series Investment Grade Bond Fund	8,146,939	2,362,137	1,228,417	151,507	(5,018)	62,605	9,338,246
Fidelity Series Investment Grade Securitized Fund	5,708,020	1,627,864	857,729	29,447	(3,874)	(7,365)	6,466,916
Fidelity Series Large Cap Growth Index Fund	1,654,159	475,841	774,554	53,607	133,043	233,110	1,721,599
Fidelity Series Large Cap Stock Fund	1,806,229	637,732	588,369	170,021	29,323	29,719	1,914,634
Fidelity Series Large Cap Value Index Fund	3,450,090	1,205,640	1,205,458	220,252	34,714	179,427	3,664,413
Fidelity Series Long-Term Treasury Bond Index Fund	2,211,381	1,073,656	662,650	48,588	(67,121)	262,668	2,817,934
Fidelity Series Overseas Fund	1,734,545	940,974	587,336	68,170	29,155	225,707	2,343,045
Fidelity Series Real Estate Income Fund	307,305	75,750	58,148	11,877	448	18,818	344,173
Fidelity Series Short-Term Credit Fund	2,208,841	928,247	820,112	35,829	(3,966)	(32,909)	2,280,101
Fidelity Series Small Cap Opportunities Fund	872,624	484,663	313,566	232,930	4,435	(130,935)	917,221
Fidelity Series Treasury Bill Index Fund	7,116,302	2,960,129	3,705,638	3,105	(756)	756	6,370,793
Fidelity Series Value Discovery Fund	1,274,789	470,518	446,310	110,943	19,759	36,871	1,355,627
	80,796,722	39,720,966	29,775,718	4,245,076	645,806	(719,527)	90,668,249

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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